Provision for contingencies - Schedule Of Nature And Movement Of The Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	R$ 210,376	R$ 181,849
Additions	108,863	47,710
Reversals	103,038	28,861
Interest	26,677	(19,477)
Payments	(34,012)	(9,799)
Non-current provisions, ending balance	208,866	210,376
Civil Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	25,324	15,610
Additions	46,723	29,460
Reversals	22,598	13,471
Interest	3,846	(2,030)
Payments	(17,433)	(8,305)
Non-current provisions, ending balance	35,862	25,324
Acquiring Civil Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Other provisions	18,556	15,082
Banking Civil Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Other provisions	12,559	6,355
Labor Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	24,460	16,383
Additions	38,533	8,759
Reversals	24,624	1,654
Interest	3,218	(1,239)
Payments	(1,882)	(267)
Non-current provisions, ending balance	39,705	24,460
Tax Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	160,592	149,856
Additions	23,607	9,491
Reversals	55,816	13,736
Interest	19,613	(16,208)
Payments	(14,697)	(1,227)
Non-current provisions, ending balance	R$ 133,299	R$ 160,592